Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2065 Portfolio
September 30, 2021
VIPF2065-NPRT3-1121
1.9893092.102
Domestic Equity Funds - 49.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	2,392	127,400
VIP Equity-Income Portfolio Initial Class (a)	4,965	133,111
VIP Growth & Income Portfolio Initial Class (a)	5,976	151,659
VIP Growth Portfolio Initial Class (a)	1,264	130,832
VIP Mid Cap Portfolio Initial Class (a)	825	36,859
VIP Value Portfolio Initial Class (a)	5,122	97,527
VIP Value Strategies Portfolio Initial Class (a)	2,883	47,571
TOTAL DOMESTIC EQUITY FUNDS (Cost $529,218)		724,959

International Equity Funds - 42.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	16,228	225,893
VIP Overseas Portfolio Initial Class (a)	13,612	393,378
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $488,058)		619,271

Bond Funds - 8.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,595	29,665
Fidelity International Bond Index Fund (a)	295	2,962
Fidelity Long-Term Treasury Bond Index Fund (a)	3,225	46,724
VIP High Income Portfolio Initial Class (a)	4,064	22,229
VIP Investment Grade Bond Portfolio Initial Class (a)	1,990	27,415
TOTAL BOND FUNDS (Cost $122,942)		128,995

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,140,218)	1,473,225
NET OTHER ASSETS (LIABILITIES) - 0.0%	(142)
NET ASSETS - 100.0%	1,473,083

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	25,854	5,030	2,266	1	9	1,038	29,665
Fidelity International Bond Index Fund	-	2,979	-	-	-	(17)	2,962
Fidelity Long-Term Treasury Bond Index Fund	29,742	26,703	7,296	728	(626)	(1,799)	46,724
VIP Contrafund Portfolio Initial Class	112,096	18,789	16,519	5,393	901	12,133	127,400
VIP Emerging Markets Portfolio Initial Class	213,543	51,480	26,385	8,673	683	(13,428)	225,893
VIP Equity-Income Portfolio Initial Class	118,290	19,076	18,643	3,954	581	13,807	133,111
VIP Government Money Market Portfolio Initial Class 0.01%	2,581	-	2,581	-	-	-	-
VIP Growth & Income Portfolio Initial Class	134,735	21,804	22,666	4,126	978	16,808	151,659
VIP Growth Portfolio Initial Class	114,229	29,282	14,949	13,829	610	1,660	130,832
VIP High Income Portfolio Initial Class	25,802	4,390	8,647	216	(24)	708	22,229
VIP Investment Grade Bond Portfolio Initial Class	31,633	12,167	15,826	453	(150)	(409)	27,415
VIP Mid Cap Portfolio Initial Class	32,734	3,071	3,900	125	475	4,479	36,859
VIP Overseas Portfolio Initial Class	320,449	74,809	33,163	9,821	515	30,768	393,378
VIP Value Portfolio Initial Class	86,527	12,083	17,144	212	2,071	13,990	97,527
VIP Value Strategies Portfolio Initial Class	42,270	4,424	7,851	70	1,170	7,558	47,571
	1,290,485	286,087	197,836	47,601	7,193	87,296	1,473,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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